Schedule of Investments (unaudited)	iShares® Morningstar Large-Cap Value ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.8%
Boeing Co. (The)	33,829	$6,569,254
General Dynamics Corp.	14,818	2,173,504
Raytheon Technologies Corp.	96,818	6,460,665
		15,203,423
Automobiles — 0.8%
General Motors Co.	80,295	4,069,351

Banks — 12.3%
Bank of America Corp.	485,306	14,389,323
Citigroup Inc.	132,724	7,696,665
JPMorgan Chase & Co.	194,322	25,003,412
PNC Financial Services Group Inc. (The)	27,011	3,876,619
Truist Financial Corp.	85,942	4,123,497
U.S. Bancorp	87,392	3,744,747
Wells Fargo & Co.	263,572	7,875,531
		66,709,794
Beverages — 5.0%
Coca-Cola Co. (The)	246,564	11,872,057
Constellation Brands Inc., Class A	10,806	2,279,310
Keurig Dr Pepper Inc.	36,890	1,173,102
PepsiCo Inc.	88,099	12,031,680
		27,356,149
Biotechnology — 5.3%
AbbVie Inc.	112,548	11,533,919
Amgen Inc.	37,113	8,960,191
Biogen Inc.(a)	9,810	2,772,404
Gilead Sciences Inc.	79,911	5,242,162
		28,508,676
Capital Markets — 3.5%
Bank of New York Mellon Corp. (The)	51,971	2,070,005
Charles Schwab Corp. (The)	95,094	4,901,145
Goldman Sachs Group Inc. (The)	21,934	5,947,843
Morgan Stanley	91,115	6,109,260
		19,028,253
Chemicals — 1.1%
Dow Inc.	47,287	2,454,195
DuPont de Nemours Inc.(b)	46,782	3,716,830
		6,171,025
Communications Equipment — 2.2%
Cisco Systems Inc.	269,375	12,008,737

Consumer Finance — 0.6%
Capital One Financial Corp.	29,159	3,040,117

Diversified Telecommunication Services — 5.1%
AT&T Inc.	454,280	13,006,036
Verizon Communications Inc.	263,802	14,443,160
		27,449,196
Electric Utilities — 2.9%
American Electric Power Co. Inc.	31,645	2,560,397
Duke Energy Corp.	46,917	4,410,198
Exelon Corp.	62,193	2,584,741
Southern Co. (The)	67,335	3,967,378
Xcel Energy Inc.	33,498	2,143,537
		15,666,251
Electrical Equipment — 1.1%
Eaton Corp. PLC	25,410	2,990,757
Security	Shares	Value

Electrical Equipment (continued)
Emerson Electric Co.	38,125	$3,025,219
		6,015,976
Equity Real Estate Investment Trusts (REITs) — 0.4%
Public Storage	9,696	2,207,003

Food & Staples Retailing — 2.3%
Walmart Inc.	88,379	12,416,366

Food Products — 1.6%
General Mills Inc.	38,970	2,264,157
Kraft Heinz Co. (The)	41,275	1,383,125
Mondelez International Inc., Class A	91,172	5,054,576
		8,701,858
Health Care Equipment & Supplies — 2.7%
Becton Dickinson and Co.	18,490	4,840,497
Medtronic PLC.	85,809	9,553,116
		14,393,613
Health Care Providers & Services — 1.6%
CVS Health Corp.	83,442	5,978,619
HCA Healthcare Inc.	16,826	2,733,889
		8,712,508
Hotels, Restaurants & Leisure — 0.6%
Las Vegas Sands Corp.	20,905	1,005,321
Marriott International Inc./MD, Class A	16,954	1,971,920
		2,977,241
Household Products — 5.1%
Colgate-Palmolive Co.	54,645	4,262,310
Kimberly-Clark Corp.	21,683	2,864,324
Procter & Gamble Co. (The)	158,074	20,266,668
		27,393,302
Industrial Conglomerates — 3.9%
3M Co.	36,772	6,459,369
General Electric Co.	558,438	5,964,118
Honeywell International Inc.	44,732	8,739,291
		21,162,778
Insurance — 1.2%
Chubb Ltd.	28,775	4,191,654
MetLife Inc.	48,766	2,348,083
		6,539,737
IT Services — 1.7%
Cognizant Technology Solutions Corp., Class A	34,083	2,656,770
International Business Machines Corp.	56,805	6,766,043
		9,422,813
Machinery — 2.2%
Caterpillar Inc.	34,632	6,332,115
Cummins Inc.	9,435	2,211,753
Illinois Tool Works Inc.	18,362	3,566,084
		12,109,952
Media — 2.7%
Comcast Corp., Class A	291,073	14,428,489

Multi-Utilities — 1.5%
Dominion Energy Inc.	52,008	3,790,863
Sempra Energy	18,390	2,275,947
WEC Energy Group Inc.	20,108	1,787,601
		7,854,411
Oil, Gas & Consumable Fuels — 4.8%
Chevron Corp.	122,721	10,455,829

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Large-Cap Value ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	86,326	$3,455,630
Exxon Mobil Corp.	269,547	12,086,487
		25,997,946
Pharmaceuticals — 11.3%
Bristol-Myers Squibb Co.	144,058	8,849,483
Johnson & Johnson	167,823	27,376,966
Merck & Co. Inc.	161,289	12,430,543
Pfizer Inc.	354,346	12,721,022
		61,378,014
Road & Rail — 3.0%
CSX Corp.	48,754	4,180,899
Norfolk Southern Corp.	16,191	3,831,115
Union Pacific Corp.	42,958	8,482,916
		16,494,930
Semiconductors & Semiconductor Equipment — 5.8%
Broadcom Inc.	25,787	11,617,044
Intel Corp.	261,246	14,501,765
Micron Technology Inc.(a)	70,967	5,554,587
		31,673,396
Software — 1.3%
Oracle Corp.	120,924	7,307,437

Tobacco — 2.4%
Altria Group Inc.	118,473	4,866,871
Philip Morris International Inc.	99,278	7,907,493
		12,774,364
Security	Shares	Value

Wireless Telecommunication Services — 0.9%
T-Mobile U.S. Inc.(a)	37,188	$4,688,663

Total Common Stocks — 99.7%
(Cost: $486,640,165)		539,861,769

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	3,830,173	3,832,471
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	620,000	620,000
		4,452,471
Total Short-Term Investments — 0.8%
(Cost: $4,452,471)		4,452,471

Total Investments in Securities — 100.5%
(Cost: $491,092,636)		544,314,240

Other Assets, Less Liabilities — (0.5)%		(2,507,352)

Net Assets — 100.0%		$541,806,888

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$3,832,471	(a)	$—		$—	$—	$3,832,471	3,830,173	$328	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,210,000	—		(590,000	)(a)	—	—	620,000	620,000	832		—
						$—	$—	$4,452,471		$1,160		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	2	03/19/21	$370	$(3,984)
S&P Select Sector Consumer Staples E-Mini Index	10	03/19/21	644	(21,861)

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Large-Cap Value ETF
January 31, 2021

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P Select Sector Financial E-Mini Index	9	03/19/21	$801	$(15,131)
				$(40,976)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$539,861,769	$—	$—	$539,861,769
Money Market Funds	4,452,471	—	—	4,452,471
	$544,314,240	$—	$—	$544,314,240
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(40,976)	$—	$—	$(40,976)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

3